Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring Basis [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table sets out the Company’s financial assets and (liabilities) measured at fair value, by level, within the hierarchy as at March 31, 2013 (in US Dollars, millions):

Items measured at fair value on a recurring basis

Description	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	680			680
Marketable and non-marketable equity securities	56	2		58
Mandatory convertible bonds	(448)			(448)
Embedded derivatives		(1)		(1)
Option component of convertible bonds		-		-

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]

The following inputs were used in the valuation of the conversion features of convertible bonds as at March 31:
2013

Market quoted bond price (percent)	101.6
Fair value of bond excluding conversion feature (percent)	101.6
Fair value of conversion feature (percent)	-
Total issued bond value ($ million)	732.5

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Abstract]
Fair Value Assets Measured On Nonrecurring Basis [Text Block]
The option component of the convertible bonds is calculated as the difference between the price of the bond including the option component (bond price) and the price excluding the option component (bond floor price).

An independent service provider pricing formation was used in the valuation of the option component of convertible bonds. The Company has internal controls in place to evaluate the observable market information used in calculating the bond floor price by the pricing service. In recalculating the bond floor price the Company evaluated that the pricing information obtained was accurate and complete. No adjustments were made to prices obtained from the independent pricing service.

			Three months ended March 31,
					2013
					(unaudited)
				(in US Dollars, millions)

Items measured at fair value on a non-recurring basis

During the three months ended March 31, 2013, the Company fully impaired its equity method investment in Société d’Exploitation des Mines d'Or de Yatela S.A. In addition, the Company impaired its listed associate Mariana Resources Limited, to fair value of $1 million. See Note L. This resulted in a loss, which is included in equity income in associates, of:					5

The above items are summarized as follows:

	Fair value	Level 1	Level 2	Level 3	Total gain/(loss)
Description	$	$	$	$	$
Associates and equity accounted joint ventures	1	1			(5)